SHARE CAPITAL (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
DisclosureOfDebtSettlementsLineItems [Line Items]
Number of shares	3,474,437
Debt Settlment 1
DisclosureOfDebtSettlementsLineItems [Line Items]
Settlement date	13-Jan-16
Number of shares	613,850
Value | $ / shares	$ 0.3
Debt Settlment 2
DisclosureOfDebtSettlementsLineItems [Line Items]
Settlement date	25-Jan-16
Number of shares	132,064
Value | $ / shares	$ 0.25
Debt Settlment 3
DisclosureOfDebtSettlementsLineItems [Line Items]
Settlement date	29-Feb-16
Number of shares	736,453
Value | $ / shares	$ 0.2
Debt Settlment 4
DisclosureOfDebtSettlementsLineItems [Line Items]
Settlement date	4-Mar-16
Number of shares	30,000
Value | $ / shares	$ 0.2
Debt Settlment 5
DisclosureOfDebtSettlementsLineItems [Line Items]
Settlement date	18-Apr-16
Number of shares	265,110
Value | $ / shares	$ 0.15
Debt Settlment 6
DisclosureOfDebtSettlementsLineItems [Line Items]
Settlement date	2-Jun-16
Number of shares	1,228,210
Value | $ / shares	$ 0.2
Debt Settlment 7
DisclosureOfDebtSettlementsLineItems [Line Items]
Settlement date	16-Nov-16
Number of shares	468,750
Value | $ / shares	$ 0.32